Average Annual Total Returns - FM Focus Equity ETF		12 Months Ended	32 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.02%	14.39%
FM Focus Equity ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		19.33%	10.25%
Performance Inception Date		Apr. 22, 2022
FM Focus Equity ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.76%	9.80%
FM Focus Equity ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.87%	7.91%

[1]	The S&P 500® Index (the “Index”) is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.